Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1— DESCRIPTION OF BUSINESS

Organization

Triller Group Inc. (“ILLR”, “Triller Group”, or the “Company”) (formerly AGBA Group Holding Limited (“AGBA”)) is formed in the State of Delaware, on October 15, 2024, which was established to domicile its legal jurisdiction from British Virgin Islands to the State of Delaware.

The Company, through its subsidiaries, currently operates a wealth and health platform, and offers a wide range of financial service and products, covering life insurance, pensions, property-casualty insurance, stock brokerage, mutual funds and lending businesses in Hong Kong. ILLR is also engaged in financial technology business and financial investments, managing an ensemble of fintech investments and healthcare investment and operating a health and wealth management platform with a broad spectrum of services and value-added information in health, insurance, investments and social sharing.

Merger Transaction

On October 15, 2024, the Company consummated the merger transaction with Triller Corp., a Delaware corporation (“Triller”), pursuant to that certain Amended and Restated Agreement and Plan of Merger, dated as of August 30, 2024, (as further amended, the “Merger Agreement”), by and between AGBA, its wholly owned subsidiary AGBA Social Inc. (“Merger Sub”), Triller and Bobby Sarnevesht, as sole representative of the Triller stockholders. Details are described in note 4.

The accompanying unaudited condensed consolidated financial statements reflected the operating results of AGBA for the three and nine months ended September 30, 2024 before the completion of the merger transaction.

NOTE 1 — NATURE OF BUSINESS AND BASIS OF PRESENTATION

AGBA Group Holding Limited (“AGBA” or the “Company”) was incorporated on October 8, 2018 in British Virgin Islands.

The Company, through its subsidiaries, is operating a wealth and health platform, offering a wide range of financial service and products, covering life insurance, pensions, property-casualty insurance, stock brokerage, mutual funds, lending, and real estate in overseas. AGBA is also engaged in financial technology business and financial investments, managing an ensemble of fintech investments and healthcare investment and operating a health and wealth management platform with a broad spectrum of services and value-added information in health, insurance, investments and social sharing.

On November 14, 2022 (“Closing Date”), AGBA, AGBA Merger Sub I Limited, AGBA Merger Sub II Limited, TAG International Limited, TAG Asset Partners Limited, OnePlatform International Limited, OnePlatform Holdings Limited, TAG Asia Capital Holdings Limited, and TAG Holdings Limited (“TAG”) completed the business combination transaction and AGBA became the 100% beneficial owner of all of the issued and outstanding shares and other equity interest of TAG International Limited and TAG Asia Capital Holdings Limited. The transaction was accounted for as a “reverse recapitalization” and AGBA was treated as the “acquired” company for accounting purposes (see Note 5).

The accompanying consolidated financial statements are presented in United States dollars (“US$” or “$”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

Certain prior period amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.

The accompanying consolidated financial statements reflect the activities of AGBA and each of the subsidiaries as of December 31, 2023 and 2022:

Name		Background	Ownership
TAG International Limited (“TIL”)	● ● ● ●	British Virgin Islands company Incorporated on October 25, 2021 Issued and outstanding 1 ordinary share at $1 par value Investment holding	100% owned by AGBA

TAG Asset Partners Limited (“TAP”)	● ● ● ●	British Virgin Islands company Incorporated on October 25, 2021 Issued and outstanding 1 ordinary share at $1 par value Investment holding	100% owned by TIL

OnePlatform International Limited (“OIL”)	● ● ● ●	Hong Kong company Incorporated on November 2, 2021 Issued and outstanding 100 ordinary shares for HK$100 ($13) Investment holding	100% owned by TAP

TAG Asia Capital Holdings Limited (“TAC”)	● ● ● ●	British Virgin Islands company Incorporated on October 26, 2015 Issued and outstanding 50,000 ordinary shares at $1 par value Investment holding	100% owned by AGBA

OnePlatform Wealth Management Limited (“OWM”)	● ● ● ●

Hong Kong company

Incorporated on February 5, 2003

Issued and outstanding 240,764,705 ordinary shares for HK$120,851,790 ($15,493,819)

Provision of insurance and mandatory provident fund schemes brokerage services

99.89% owned by OIL

OnePlatform International Property Limited (“OIP”)	● ● ● ●	Hong Kong company Incorporated on May 21, 2014 Issued and outstanding 30,001,200 ordinary shares for HK$30,001,200 ($3,846,308) Provision of overseas real estate brokerage services	100% owned by OIL

OnePlatform Asset Management Limited (“OAM”)	● ● ● ● ●

Hong Kong company

Incorporated on November 24, 1999

Issued and outstanding 264,160,000 ordinary shares for HK$272,000,000 ($34,871,795)

Licensed by the Securities and Futures Commission of Hong Kong

Provision of investment advisory, funds dealing, introducing broker, and asset management services

100% owned by OIL

Kerberos (Nominee) Limited (“KNL”)	● ● ● ●	Hong Kong company Incorporated on April 20, 2007 Issued and outstanding 1 ordinary share for HK$1 Provision of escrow services	100% owned by OAM

Maxthree Limited (“Maxthree”)	● ● ● ●	British Virgin Islands company Incorporated on April 12, 2006 Issued and outstanding 1 ordinary share at $1 par value Investment holding	100% owned by OIL

OnePlatform Credit Limited (“OCL”)	● ● ● ● ●

Hong Kong company

Incorporated on August 6, 1982

Issued and outstanding 169,107,379 ordinary shares for HK$169,107,379 ($21,680,433)

Registered under the Hong Kong Money Lenders Ordinance

Provision of money lending services

100% owned by Maxthree

Hong Kong Credit Corporation Limited (“HKCC”)	● ● ● ● ●

Hong Kong company

Incorporated on March 16, 1982

Issued and outstanding 139,007,381 ordinary shares for HK$139,007,381 ($17,821,459)

Registered under the Hong Kong Money Lenders Ordinance

Provision of money lending services

100% owned by OCL

Trendy Reach Holdings Limited (“TRHL”)	● ● ● ●	British Virgin Islands company Incorporated on October 5, 2015 Issued and outstanding 1 ordinary share at HK$1 Investment holding	100% owned by Maxthree

Profit Vision Limited (“PVL”)	● ● ● ●	Hong Kong company Incorporated on October 9, 2015 Issued and outstanding 1 ordinary share for HK$1 Property investment holding	100% owned by TRHL

TAG Technologies Limited (“TAGTL”)	● ● ● ●	British Virgin Islands company Incorporated on October 23, 2015 Issued and outstanding 1 ordinary share at $1 par value Investment in financial technology business	100% owned by TAC

AGBA Group Limited (“AGL”)	● ● ● ●	Hong Kong company Incorporated on November 28, 2019 Issued and outstanding 10,000 ordinary shares for HK$10,000 ($1,282) Operating as cost center for the Company	100% owned by TAGTL

Tandem Fintech Limited (“TFL”)	● ● ● ●	Hong Kong company Incorporated on October 6, 2017 Issued and outstanding 9,000,000 ordinary shares for HK$9,000,000 ($1,153,846) Operating an online insurance comparison platform	100% owned by TAC

AGBA Innovation Limited (“AGBA Innovation”)	● ● ● ●	Hong Kong company Incorporated on February 26, 2016 Issued and outstanding 1 ordinary share for HK$1 No operations since inception	100% owned by OIL

FinLiving Limited (“FLL”)	● ● ● ●	Hong Kong company Incorporated on September 14, 2021 Issued and outstanding 100 ordinary shares for HK$100 ($13) No operations since inception	100% owned by AGBA Innovation

AGBA and its subsidiaries are hereinafter referred to as the “Company”.